THE ALGER ETF TRUST
Alger Concentrated Equity ETF
Alger 35 ETF
Alger Mid Cap 40 ETF
Alger Weatherbie Enduring Growth ETF
Alger AI Enablers & Adopters ETF
QUARTERLY REPORT
September 30, 2024 (UNAUDITED)

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.5%
AEROSPACE & DEFENSE—3.4%
HEICO Corp., Cl. A	1,992	$ 405,890
APPLICATION SOFTWARE—5.5%
AppLovin Corp., Cl. A*	3,281	428,334
Cadence Design Systems, Inc.*	827	224,142

		652,476
AUTOMOBILE MANUFACTURERS—2.5%
Ferrari NV	306	143,854
Tesla, Inc.*	602	157,501

		301,355
BIOTECHNOLOGY—1.4%
Natera, Inc.*	1,275	161,861
BROADLINE RETAIL—9.0%
Amazon.com, Inc.*	5,133	956,432
MercadoLibre, Inc.*	52	106,702

		1,063,134
COAL & CONSUMABLE FUELS—1.2%
Cameco Corp.	2,932	140,032
ELECTRIC UTILITIES—2.2%
Constellation Energy Corp.	986	256,380
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Vertiv Holdings Co., Cl. A	2,929	291,406
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	10,651	424,762
FINANCIAL EXCHANGES & DATA—1.9%
S&P Global, Inc.	426	220,080
HEALTHCARE EQUIPMENT—2.1%
Intuitive Surgical, Inc.*	501	246,126
INTERACTIVE MEDIA & SERVICES—8.5%
Alphabet, Inc., Cl. C	1,217	203,470
Meta Platforms, Inc., Cl. A	1,402	802,561

		1,006,031
LIFE SCIENCES TOOLS & SERVICES—2.3%
Danaher Corp.	987	274,406
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc.	301	175,989
MOVIES & ENTERTAINMENT—3.7%
Liberty Media Corp. Series C Liberty Formula One *	2,594	200,853
Netflix, Inc.*	333	236,187

		437,040
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
PHARMACEUTICALS—2.0%
Eli Lilly & Co.	268	$ 237,432
SEMICONDUCTORS—22.5%
Astera Labs, Inc.*	3,158	165,448
Broadcom, Inc.	2,770	477,825
Micron Technology, Inc.	1,254	130,052
NVIDIA Corp.	12,246	1,487,154
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,291	397,878

		2,658,357
SYSTEMS SOFTWARE—12.8%
Microsoft Corp.	3,528	1,518,099
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.9%
Apple, Inc.	4,034	939,922
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
Visa, Inc., Cl. A	878	241,406
TOTAL COMMON STOCKS (Cost $10,366,427)		11,652,184
SHORT-TERM SECURITIES—2.4%
MONEY MARKET FUNDS—2.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(a)	281,911	281,911
(Cost $281,911)		281,911

Total Investments (Cost $10,648,338)	100.9%	$11,934,095
Unaffiliated Securities (Cost $10,648,338)		11,934,095
Liabilities in Excess of Other Assets	(0.9)%	(105,312)
NET ASSETS	100.0%	$11,828,783

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.6%
AEROSPACE & DEFENSE—3.5%
HEICO Corp., Cl. A	4,030	$ 821,153
APPLICATION SOFTWARE—1.5%
AppLovin Corp., Cl. A*	2,689	351,049
AUTOMOBILE MANUFACTURERS—1.2%
Tesla, Inc.*	1,105	289,101
BIOTECHNOLOGY—5.4%
Cabaletta Bio, Inc.*	83,252	392,949
Natera, Inc.*	6,881	873,543

		1,266,492
BROADLINE RETAIL—12.8%
Amazon.com, Inc.*	10,616	1,978,079
Coupang, Inc., Cl. A*	18,881	463,529
MercadoLibre, Inc.*	269	551,977

		2,993,585
CASINOS & GAMING—1.9%
DraftKings, Inc., Cl. A*	11,423	447,782
ELECTRIC UTILITIES—3.1%
Constellation Energy Corp.	2,748	714,535
ELECTRICAL COMPONENTS & EQUIPMENT—5.1%
Enovix Corp.*	53,671	501,287
Vertiv Holdings Co., Cl. A	7,081	704,489

		1,205,776
FOOTWEAR—3.4%
Deckers Outdoor Corp.*	2,169	345,847
On Holding AG, Cl. A*	9,173	460,026

		805,873
HEALTHCARE EQUIPMENT—2.0%
Intuitive Surgical, Inc.*	975	478,988
HEALTHCARE TECHNOLOGY—2.0%
Health Catalyst, Inc.*	57,292	466,357
HOTELS RESORTS & CRUISE LINES—1.2%
Trip.com Group Ltd. ADR*	4,659	276,884
INTERACTIVE HOME ENTERTAINMENT—3.0%
Sea Ltd. ADR*	7,548	711,626
INTERACTIVE MEDIA & SERVICES—6.1%
Meta Platforms, Inc., Cl. A	2,495	1,428,238
MOVIES & ENTERTAINMENT—9.2%
Netflix, Inc.*	1,743	1,236,258
Spotify Technology SA*	2,482	914,691

		2,150,949
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
PASSENGER GROUND TRANSPORTATION—2.1%
Uber Technologies, Inc.*	6,392	$ 480,423
PHARMACEUTICALS—1.0%
Eli Lilly & Co.	264	233,888
RESTAURANTS—1.5%
The Cheesecake Factory, Inc.	8,571	347,554
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.6%
ASML Holding NV ADR	439	365,797
SEMICONDUCTORS—16.0%
Astera Labs, Inc.*	12,635	661,948
Broadcom, Inc.	2,015	347,587
NVIDIA Corp.	17,114	2,078,324
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,749	651,089

		3,738,948
SYSTEMS SOFTWARE—7.3%
Microsoft Corp.	3,950	1,699,685
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.7%
Apple, Inc.	4,723	1,100,459
TOTAL COMMON STOCKS (Cost $16,682,692)		22,375,142
SHORT-TERM SECURITIES—4.6%
MONEY MARKET FUNDS—4.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(a)	1,087,737	1,087,737
(Cost $1,087,737)		1,087,737

Total Investments (Cost $17,770,429)	100.2%	$23,462,879
Unaffiliated Securities (Cost $17,770,429)		23,462,879
Liabilities in Excess of Other Assets	(0.2)%	(45,537)
NET ASSETS	100.0%	$23,417,342

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.6%
AEROSPACE & DEFENSE—7.2%
HEICO Corp., Cl. A	12,457	$ 2,538,239
TransDigm Group, Inc.	964	1,375,753

		3,913,992
APPAREL RETAIL—2.1%
Burlington Stores, Inc.*	4,401	1,159,575
APPLICATION SOFTWARE—18.8%
AppLovin Corp., Cl. A*	16,234	2,119,349
Datadog, Inc., Cl. A*	8,186	941,881
Fair Isaac Corp.*	851	1,653,936
Guidewire Software, Inc.*	6,445	1,179,048
Manhattan Associates, Inc.*	5,145	1,447,700
nCino, Inc.*	35,397	1,118,191
Palantir Technologies, Inc., Cl. A*	33,189	1,234,631
Samsara, Inc., Cl. A*	11,074	532,881

		10,227,617
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Ares Management Corp., Cl. A	7,014	1,093,062
Blue Owl Capital, Inc., Cl. A	222	4,298

		1,097,360
BIOTECHNOLOGY—6.1%
Natera, Inc.*	19,677	2,497,995
Vaxcyte, Inc.*	7,002	800,119

		3,298,114
BROADLINE RETAIL—2.5%
JD.com, Inc. ADR	34,165	1,366,600
BUILDING PRODUCTS—3.4%
Builders FirstSource, Inc.*	5,181	1,004,389
The AZEK Co., Inc., Cl. A*	17,495	818,766

		1,823,155
CASINOS & GAMING—2.5%
DraftKings, Inc., Cl. A*	34,218	1,341,345
CONSTRUCTION & ENGINEERING—2.3%
Comfort Systems USA, Inc.	3,266	1,274,883
EDUCATION SERVICES—1.0%
Duolingo, Inc.*	1,998	563,476
ELECTRIC UTILITIES—4.6%
Constellation Energy Corp.	9,521	2,475,650
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Vertiv Holdings Co., Cl. A	21,916	2,180,423
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—3.5%
Veralto Corp.	16,930	$ 1,893,790
FINANCIAL EXCHANGES & DATA—2.7%
Coinbase Global, Inc., Cl. A*	3,552	632,860
MSCI, Inc., Cl. A	1,395	813,187

		1,446,047
FOOTWEAR—1.3%
On Holding AG, Cl. A*	14,171	710,676
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.9%
Gates Industrial Corp. PLC*	59,545	1,045,015
INTERACTIVE HOME ENTERTAINMENT—2.1%
Roblox Corp., Cl. A*	25,777	1,140,890
INTERACTIVE MEDIA & SERVICES—1.5%
Baidu, Inc. ADR*	7,500	789,675
INVESTMENT BANKING & BROKERAGE—1.4%
Piper Sandler Cos.	2,620	743,582
LIFE SCIENCES TOOLS & SERVICES—4.9%
Illumina, Inc.*	8,597	1,121,135
Repligen Corp.*	10,485	1,560,377

		2,681,512
MOVIES & ENTERTAINMENT—7.6%
Liberty Media Corp. Series C Liberty Formula One *	31,875	2,468,081
Spotify Technology SA*	4,477	1,649,909

		4,117,990
OTHER SPECIALTY RETAIL—2.1%
Five Below, Inc.*	12,981	1,146,871
RESTAURANTS—4.3%
Cava Group, Inc.*	7,540	933,829
Shake Shack, Inc., Cl. A*	13,520	1,395,399

		2,329,228
SEMICONDUCTORS—5.8%
Astera Labs, Inc.*	25,479	1,334,845
Micron Technology, Inc.	4,028	417,744
Monolithic Power Systems, Inc.	1,490	1,377,505

		3,130,094
TOTAL COMMON STOCKS (Cost $42,117,184)		51,897,560
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—8.1%
MONEY MARKET FUNDS—8.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(a)	4,365,730	$ 4,365,730
(Cost $4,365,730)		4,365,730

Total Investments (Cost $46,482,914)	103.7%	$56,263,290
Unaffiliated Securities (Cost $46,482,914)		56,263,290
Liabilities in Excess of Other Assets	(3.7)%	(1,986,350)
NET ASSETS	100.0%	$54,276,940

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.7%
ADVERTISING—1.5%
The Trade Desk, Inc., Cl. A*	726	$ 79,606
AEROSPACE & DEFENSE—17.2%
HEICO Corp.	978	255,727
TransDigm Group, Inc.	459	655,053

		910,780
APPLICATION SOFTWARE—10.3%
Agilysys, Inc.*	842	91,753
HubSpot, Inc.*	339	180,212
nCino, Inc.*	3,761	118,810
SPS Commerce, Inc.*	792	153,783

		544,558
ASSET MANAGEMENT & CUSTODY BANKS—7.9%
Hamilton Lane, Inc., Cl. A	913	153,740
StepStone Group, Inc., Cl. A	4,639	263,634

		417,374
BIOTECHNOLOGY—5.3%
ACADIA Pharmaceuticals, Inc.*	9,430	145,033
Natera, Inc.*	1,065	135,202

		280,235
BROADLINE RETAIL—3.3%
Ollie's Bargain Outlet Holdings, Inc.*	1,800	174,960
CARGO GROUND TRANSPORTATION—5.6%
RXO, Inc.*	5,415	151,620
XPO, Inc.*	1,343	144,386

		296,006
CONSUMER FINANCE—3.3%
Upstart Holdings, Inc.*	4,388	175,564
ENVIRONMENTAL & FACILITIES SERVICES—13.1%
Casella Waste Systems, Inc., Cl. A*	3,213	319,662
Montrose Environmental Group, Inc.*	4,701	123,636
Waste Connections, Inc.	1,388	248,202

		691,500
HEALTHCARE EQUIPMENT—9.0%
Glaukos Corp.*	1,708	222,518
Tandem Diabetes Care, Inc.*	5,994	254,206

		476,724
HEALTHCARE SUPPLIES—3.6%
Neogen Corp.*	11,302	189,987
HUMAN RESOURCE & EMPLOYMENT SERVICES—4.1%
Paylocity Holding Corp.*	1,310	216,111
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
MANAGED HEALTHCARE—1.8%
Progyny, Inc.*	5,557	$ 93,135
REAL ESTATE SERVICES—8.5%
FirstService Corp.	2,466	449,946
TRADING COMPANIES & DISTRIBUTORS—2.2%
SiteOne Landscape Supply, Inc.*	766	115,597
TOTAL COMMON STOCKS (Cost $4,083,489)		5,112,083
SHORT-TERM SECURITIES—4.3%
MONEY MARKET FUNDS—4.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(a)	228,462	228,462
(Cost $228,462)		228,462

Total Investments (Cost $4,311,951)	101.0%	$5,340,545
Unaffiliated Securities (Cost $4,311,951)		5,340,545
Liabilities in Excess of Other Assets	(1.0)%	(51,057)
NET ASSETS	100.0%	$5,289,488

(a)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
ADVERTISING—0.3%
The Trade Desk, Inc., Cl. A*	298	$ 32,676
APPLICATION SOFTWARE—5.2%
Adobe, Inc.*	226	117,018
AppLovin Corp., Cl. A*	3,025	394,914
Cadence Design Systems, Inc.*	203	55,019
HubSpot, Inc.*	42	22,327

		589,278
AUTOMOBILE MANUFACTURERS—1.2%
Tesla, Inc.*	500	130,815
BIOTECHNOLOGY—0.8%
Natera, Inc.*	670	85,057
BROADLINE RETAIL—13.2%
Alibaba Group Holding Ltd. ADR	866	91,900
Amazon.com, Inc.*	4,826	899,229
Coupang, Inc., Cl. A*	6,399	157,095
Global-e Online Ltd.*	5,952	228,795
MercadoLibre, Inc.*	55	112,858

		1,489,877
CASINOS & GAMING—1.8%
DraftKings, Inc., Cl. A*	5,035	197,372
CONSTRUCTION & ENGINEERING—0.3%
Quanta Services, Inc.	102	30,411
CONSUMER STAPLES MERCHANDISE RETAIL—0.3%
Walmart, Inc.	430	34,723
DIVERSIFIED BANKS—0.1%
JPMorgan Chase & Co.	48	10,121
ELECTRIC UTILITIES—2.5%
Constellation Energy Corp.	626	162,772
NRG Energy, Inc.	1,276	116,244

		279,016
ELECTRICAL COMPONENTS & EQUIPMENT—3.5%
Eaton Corp. PLC	292	96,781
Vertiv Holdings Co., Cl. A	3,043	302,748

		399,529
ENVIRONMENTAL & FACILITIES SERVICES—3.8%
GFL Environmental, Inc.	10,839	432,259
FINANCIAL EXCHANGES & DATA—2.5%
S&P Global, Inc.	557	287,757
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	281	138,047
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.6%
Talen Energy Corp.*	989	$ 176,279
INTERACTIVE HOME ENTERTAINMENT—1.0%
Sea Ltd. ADR*	1,231	116,059
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	1,149	192,101
Meta Platforms, Inc., Cl. A	1,540	881,558
Pinterest, Inc., Cl. A*	4,058	131,357

		1,205,016
INTERNET SERVICES & INFRASTRUCTURE—0.4%
Shopify, Inc., Cl. A*	601	48,164
MANAGED HEALTHCARE—0.6%
UnitedHealth Group, Inc.	120	70,162
MOVIES & ENTERTAINMENT—2.3%
Netflix, Inc.*	203	143,982
Spotify Technology SA*	313	115,350

		259,332
PASSENGER GROUND TRANSPORTATION—0.2%
Uber Technologies, Inc.*	302	22,698
SEMICONDUCTORS—20.6%
Advanced Micro Devices, Inc.*	556	91,229
Astera Labs, Inc.*	1,539	80,628
Broadcom, Inc.	3,086	532,335
Marvell Technology, Inc.	879	63,393
Micron Technology, Inc.	556	57,663
NVIDIA Corp.	10,060	1,221,686
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,679	291,592

		2,338,526
SYSTEMS SOFTWARE—12.0%
Microsoft Corp.	3,028	1,302,948
ServiceNow, Inc.*	63	56,347

		1,359,295
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—10.9%
Apple, Inc.	4,997	1,164,301
Dell Technologies, Inc., Cl. C	624	73,969

		1,238,270
TOTAL COMMON STOCKS (Cost $9,860,661)		10,970,739
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments September 30, 2024 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.3%
DATA CENTER—1.3%
Equinix, Inc.	169	$ 150,009
(Cost $134,253)		150,009
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.81%(a)	92,837	92,837
(Cost $92,837)		92,837

Total Investments (Cost $10,087,751)	99.0%	$11,213,585
Unaffiliated Securities (Cost $10,087,751)		11,213,585
Other Assets in Excess of Liabilities	1.0%	115,706
NET ASSETS	100.0%	$11,329,291

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF is a separate diversified series of the Trust, and the Alger Concentrated Equity ETF, the Alger 35 ETF, the Alger Weatherbie Enduring Growth ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 - Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF commenced operations on April 4, 2024.
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian and administrator from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian"). This change became effective March 18, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. The Funds cannot invest in Level 2 and Level 3 securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,443,071	$1,443,071	$—	$—
Consumer Discretionary	1,364,489	1,364,489	—	—
Energy	140,032	140,032	—	—
Financials	461,486	461,486	—	—
Healthcare	1,095,814	1,095,814	—	—
Industrials	1,122,058	1,122,058	—	—
Information Technology	5,768,854	5,768,854	—	—
Utilities	256,380	256,380	—	—
TOTAL COMMON STOCKS	$11,652,184	$11,652,184	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	281,911	281,911	—	—
TOTAL INVESTMENTS IN SECURITIES	$11,934,095	$11,934,095	$—	$—

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,290,813	$4,290,813	$—	$—
Consumer Discretionary	5,160,779	5,160,779	—	—
Healthcare	2,445,725	2,445,725	—	—
Industrials	2,507,352	2,507,352	—	—
Information Technology	7,255,938	7,255,938	—	—
Utilities	714,535	714,535	—	—
TOTAL COMMON STOCKS	$22,375,142	$22,375,142	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	1,087,737	1,087,737	—	—
TOTAL INVESTMENTS IN SECURITIES	$23,462,879	$23,462,879	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,048,555	$6,048,555	$—	$—
Consumer Discretionary	8,617,771	8,617,771	—	—
Financials	3,286,989	3,286,989	—	—
Healthcare	5,979,626	5,979,626	—	—
Industrials	12,131,258	12,131,258	—	—
Information Technology	13,357,711	13,357,711	—	—
Utilities	2,475,650	2,475,650	—	—
TOTAL COMMON STOCKS	$51,897,560	$51,897,560	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	4,365,730	4,365,730	—	—
TOTAL INVESTMENTS IN SECURITIES	$56,263,290	$56,263,290	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$79,606	$79,606	$—	$—
Consumer Discretionary	174,960	174,960	—	—
Financials	592,938	592,938	—	—
Healthcare	1,040,081	1,040,081	—	—
Industrials	2,229,994	2,229,994	—	—
Information Technology	544,558	544,558	—	—
Real Estate	449,946	449,946	—	—
TOTAL COMMON STOCKS	$5,112,083	$5,112,083	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	228,462	228,462	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,340,545	$5,340,545	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,613,083	$1,613,083	$—	$—
Consumer Discretionary	1,818,064	1,818,064	—	—
Consumer Staples	34,723	34,723	—	—
Financials	297,878	297,878	—	—
Healthcare	293,266	293,266	—	—
Industrials	884,897	884,897	—	—
Information Technology	5,573,533	5,573,533	—	—
Utilities	455,295	455,295	—	—
TOTAL COMMON STOCKS	$10,970,739	$10,970,739	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	150,009	150,009	—	—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$92,837	$92,837	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$11,213,585	$11,213,585	$—	$—